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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ------

This  Amendment  (Check only one.):   [ ] is a  restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        The Cincinnati Life Insurance Company
Address:     6200 South Gilmore Road
             Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Kenneth W. Stecher
Title:      Chief Financial Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher            Fairfield, Ohio          August 10, 2007
-------------------------------   ---------------------    ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                       1

Form 13F Information Table Entry Total                 24

Form 13F Information Table Value Total            440,596
                                                (thousands)

List of Other Included Managers

     No.   File No.   Name

     01    028-10798  Cincinnati Financial Corporation

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
                               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7 COLUMN 8
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                              TITLE OF                   FMV       SHARES/     SH/                    OTH
ISSUER                         CLASS           CUSIP    (000)     PRINCIPAL    PRN   INVESTMENT DIS   MGRS    SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN            COMMON STK      01881G106 149,194     1,713,100    SH    SHARED-OTHER     01      --     1,713,100  --
DUKE ENERGY CORP             COMMON STK      26441C105  15,345       838,500    SH    SHARED-OTHER     01      --       838,500  --
FIFTH THIRD BANCORP          COMMON STK      316773100  41,207     1,036,125    SH    SHARED-OTHER     01      --     1,036,125  --
FORTUNE BRANDS INC           COMMON STK      349631101   8,237       100,000    SH    SHARED-OTHER     01      --       100,000  --
GENERAL ELECTRIC CO          COMMON STK      369604103   3,828       100,000    SH    SHARED-OTHER     01      --       100,000  --
GLIMCHER REALTY TRUST        COMMON STK      379302102  22,500       900,000    SH    SHARED-OTHER     01      --       900,000  --
JOHNSON & JOHNSON            COMMON STK      478160104   7,703       125,000    SH    SHARED-OTHER     01      --       125,000  --
KAMAN CORP CV DEB            CONVERTIBLE DEB 483548AC7   2,394     1,826,101    PRN   SHARED-OTHER     01      --            --  --
KELLWOOD CORP                CONVERTIBLE DEB 488044AF5   1,697     1,850,000    PRN   SHARED-OTHER     01      --            --  --
LINCOLN NATIONAL CORP        COMMON STK      534187109  10,643       150,000    SH    SHARED-OTHER     01      --       150,000  --
NATIONAL CITY CORPORATION    COMMON STK      635405103  53,580     1,608,032    SH    SHARED-OTHER     01      --     1,608,032  --
PARTNERRE LTD                COMMON STK      G6852T105   3,707        47,828    SH    SHARED-OTHER     01      --        47,828  --
PFIZER INC                   COMMON STK      717081103   7,760       303,500    SH    SHARED-OTHER     01      --       303,500  --
PIEDMONT NATURAL GAS         COMMON STK      720186105     503        20,400    SH    SHARED-OTHER     01      --        20,400  --
PNC FINANCIAL SERVICES GROUP COMMON STK      693475105  17,473       244,100    SH    SHARED-OTHER     01      --       244,100  --
PROCTER & GAMBLE CORPORATION COMMON STK      742718109   6,425       105,000    SH    SHARED-OTHER     01      --       105,000  --
PRUDENTIAL PLC               PREFERRED       G7293H189   2,484       100,000    SH    SHARED-OTHER     01      --            --  --
SKY FINANCIAL GROUP INC      COMMON STK      83080P103   8,522       305,900    SH    SHARED-OTHER     01      --       305,900  --
SPECTRA ENERGY CORP          COMMON STK      847560109  10,884       419,250    SH    SHARED-OTHER     01      --       419,250  --
SYSCO CORP                   COMMON STK      871829107     825        25,000    SH    SHARED-OTHER     01      --        25,000  --
U S BANCORP                  COMMON STK      902973304   8,238       250,000    SH    SHARED-OTHER     01      --       250,000  --
WACHOVIA CORP                COMMON STK      929903102   2,050        40,000    SH    SHARED-OTHER     01      --        40,000  --
WELLS FARGO & CO             COMMON STK      949746101  26,729       760,000    SH    SHARED-OTHER     01      --       760,000  --
WYETH                        COMMON STK      983024100  28,670       500,000    SH    SHARED-OTHER     01      --       500,000  --

                                                       440,596

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